Summary of Significant Accounting Policies, (ACL) AFS Securities, HTM Securities, Loans, Off-Balance Sheet Credit Exposures and Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for Loan Losses [Abstract]
Accrued interest receivable on AFS debt securities	$ 394
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable
ACL related to AFS debt securities	$ 0
ACL related to HTM debt securities	2	$ 0
ACL related to HTM debt securities, recovery of provision expense	$ (1)
Credit loss, reversion period	2 years
ACL related to loans	$ 8,767	5,269	$ 6,483
Provision expense	$ 2,030	(32)
Loans maturity period	6 years
ACL related to off-balance sheet credit	$ 692	0
ACL related to off-balance sheet credit with corresponding provision expense	61
Loans [Abstract]
Loans held for sale	$ 0	$ 0
Concentrations of Credit Risk [Abstract]
% Total Loans	100.00%	100.00%
Due from Banks	$ 113,136
Residential Real Estate Loans [Member]
Allowance for Loan Losses [Abstract]
ACL related to loans	2,213	$ 681	980
Provision expense	$ 251	$ (318)
Concentrations of Credit Risk [Abstract]
% Total Loans	32.88%	33.56%
Commercial Real Estate Loans [Member]
Allowance for Loan Losses [Abstract]
ACL related to loans	$ 3,047	$ 2,038	2,548
Provision expense	$ 824	$ (556)
Concentrations of Credit Risk [Abstract]
% Total Loans	33.22%	32.63%
Consumer Loans [Member]
Allowance for Loan Losses [Abstract]
ACL related to loans	$ 2,232	$ 1,257	$ 1,384
Provision expense	$ 1,040	$ 559
Concentrations of Credit Risk [Abstract]
% Total Loans	17.72%	16.72%
Commercial and Industrial Loans [Member]
Concentrations of Credit Risk [Abstract]
% Total Loans	16.18%	17.09%